UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim                      New York, NY       08/14/07
------------------                  --------------      ---------
   [Signature]                       [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



                             TITLE OF                   VALUE         SHARES/   SH/  PUT/ INVSTMNT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP    (x$1000)      PRN AMT   PRN  CALL DISCRTN    MANAGERS  SOLE SHARED NONE
----------------------------------------------------------------------------------------- ------------------------------------------
3COM CORP                    COM               885535104    1,752      424,100  SH        DEFINED      01    424,100
A D C TELECOMMUNICATIONS     NOTE 1.000% 6/1   000886AD3    1,926    2,000,000  PRN       DEFINED      01                2,000,000
ABERCROMBIE & FITCH CO       CL A              002896207    2,189       30,000  SH        DEFINED      01     30,000
ADAPTEC INC                  COM               00651F108    1,175      308,300  SH        DEFINED      01    308,300
ADAPTEC INC                  NOTE 0.750%12/2   00651FAG3    2,839    3,076,000  PRN       DEFINED      01                3,076,000
AEROPOSTALE                  COM               007865108    2,084       50,000  SH        DEFINED      01     50,000
AGILYSYS INC                 COM               00847j105    2,711      120,500  SH        DEFINED      01    120,500
ANHEUSER BUSCH COS INC       COM               035229103    3,234       62,000  SH        DEFINED      01     62,000
BEA SYS INC                  COM               073325102    4,924      359,700  SH        DEFINED      01    359,700
BERKSHIRE HATHAWAY INC DEL   CL B              084670207      288           80  SH        DEFINED      01         80
BERKSHIRE HATHAWAY INC DEL   CL A              084670108      219            2  SH        DEFINED      01          2
BORLAND SOFTWARE CORP        COM               099849101      812      136,700  SH        DEFINED      01    136,700
BROCADE COMMUNICATIONS SYS I COM               111621108    3,130      400,300  SH        DEFINED      01    400,300
CHECKPOINT SYS INC           COM               162825103    2,089       91,600  SH        DEFINED      01     91,600
CIENA CORP                   NOTE 0.875% 6/1   171779AE1    1,072    1,000,000  PRN       DEFINED      01                1,000,000
CIMAREX ENERGY CO            COM               171798101    1,379       35,000  SH        DEFINED      01     35,000
COLUMBIA SPORTSWEAR CO       COM               198516106    3,496       50,900  SH        DEFINED      01     50,900
COMPUWARE CORP               COM               205638109    2,105      177,500  SH        DEFINED      01    177,500
CONEXANT SYSTEMS INC         NOTE 4.000% 3/0   207142AH3    5,048    5,850,000  PRN       DEFINED      01                5,850,000
COVAD COMMUNICATIONS GROUP I DBCV 3.000% 3/1   222814AR6    1,377    1,500,000  PRN       DEFINED      01                1,500,000
CURAGEN CORP                 NOTE 4.000% 2/1   23126RAE1    2,906    3,846,000  PRN       DEFINED      01                3,846,000
CYMER INC                    COM               232572107    4,181      104,000  SH        DEFINED      01    104,000
DOT HILL SYS CORP            COM               25848T109    2,214      615,000  SH        DEFINED      01    615,000
DST SYS INC DEL              COM               233326107    3,480      170,000  SH        DEFINED      01    170,000
DST SYS INC DEL              DBCV 3.625% 8/1   233326AD9    3,291    2,000,000  PRN       DEFINED      01                2,000,000
ELECTRONIC ARTS INC          COM               285512109    4,969      105,000  SH        DEFINED      01    105,000
ENZON PHARMACEUTICALS INC    NOTE 4.000% 6/0   293904AE8    2,071    2,000,000  PRN       DEFINED      01                2,000,000
EXAR CORP                    COM               300645108    1,581      118,000  SH        DEFINED      01    118,000
FLIR SYS INC                 NOTE 3.000% 6/0   302445AB7    2,150    1,000,000  PRN       DEFINED      01                1,000,000
FLIR SYS INC                 COM               302445101      426        9,200  SH        DEFINED      01      9,200
FOOT LOCKER INC              COM               344849104    2,431      111,500  SH        DEFINED      01    111,500
GASTAR EXPL LTD              COM               367299104      361      176,033  SH        DEFINED      01    176,033
GATEWAY INC                  NOTE 1.500%12/3   367626AB4    1,724    2,000,000  PRN       DEFINED      01                2,000,000
GENESIS MICROCHIP INC DEL    COM               37184C103    4,306      460,000  SH        DEFINED      01    460,000
INFOSPACE INC                COM NEW           45678T201    5,171      222,800  SH        DEFINED      01    222,800
MAXXAM INC                   COM               577913106      256        9,150  SH        DEFINED      01      9,150
MCDONALDS CORP               COM               580135101    6,365      125,400  SH        DEFINED      01    125,400
MICROSOFT CORP               COM               594918104    5,673      192,500  SH        DEFINED      01    192,500
MIRANT CORP NEW              COM               60467R100    2,218       52,000  SH        DEFINED      01     52,000
MOTOROLA INC                 COM               620076109    4,425      250,000  SH        DEFINED      01    250,000
NEOWARE INC                  COM               64065P102    5,954      439,700  SH        DEFINED      01    439,700
NOKIA CORP                   SPONSORED ADR     654902204    2,268       80,700  SH        DEFINED      01     80,700
NOVELL INC                   COM               670006105    1,791      229,900  SH        DEFINED      01    229,900
NUVELO INC                   COM NEW           67072M301    1,820      669,100  SH        DEFINED      01    669,100
OMNIVISION TECHNOLOGIES INC  COM               682128103    6,224      343,700  SH        DEFINED      01    343,700
PACIFIC SUNWEAR CALIF INC    COM               694873100    2,299      104,500  SH        DEFINED      01    104,500
PFIZER INC                   COM               717081103    3,963      155,000  SH        DEFINED      01    155,000
PHOTRONICS INC               NOTE 2.250% 4/1   719405AE2    2,172    2,000,000  PRN       DEFINED      01                2,000,000
PIXELWORKS INC               SDCV 1.750% 5/1   72581MAB3    2,962    3,750,000  PRN       DEFINED      01                3,750,000
POWERSHARES QQQ TRUST        UNIT SER 1        73935A104  185,640    3,900,000  CALL      DEFINED      01  3,900,000
POWERWAVE TECHNOLOGIES INC   NOTE 1.250% 7/1   739363AB5    2,895    3,000,000  PRN       DEFINED      01                3,000,000
QUANTA SVCS INC              SDCV 4.500%10/0   74762EAC6    6,284    2,252,000  PRN       DEFINED      01                2,252,000
RACKABLE SYS INC             COM               750077109    4,882      395,000  SH        DEFINED      01    395,000
RADWARE LTD                  ORD               M81873107    2,824      194,100  SH        DEFINED      01    194,100
RAMBUS INC DEL               NOTE 2/0          750917AB2    5,023    5,000,000  PRN       DEFINED      01                5,000,000
RED HAT INC                  DBCV 0.500% 1/1   756577AB8    3,618    3,500,000  PRN       DEFINED      01                3,500,000
SANMINA SCI CORP             COM               800907107      480      153,500  SH        DEFINED      01    153,500
SOLECTRON CORP               COM               834182107      523      142,000  SH        DEFINED      01    142,000
SPRINT NEXTEL CORP           COM FON           852061100    4,123      199,100  SH        DEFINED      01    199,100
STAMPS COM INC               COM NEW           852857200    3,721      270,000  SH        DEFINED      01    270,000
SYCAMORE NETWORKS INC        COM               871206108    2,449      609,300  SH        DEFINED      01    609,300
TEKELEC                      NOTE 2.250% 6/1   879101AE3      992    1,000,000  PRN       DEFINED      01                1,000,000
TELLABS INC                  COM               879664100    4,196      390,000  SH        DEFINED      01    390,000
TYCO INTL LTD NEW            COM               902124106    2,426       71,800  SH        DEFINED      01     71,800
U S G CORP                   COM NEW           903293405    5,267      107,400  SH        DEFINED      01    107,400
UNITED ONLINE INC            COM               911268100    1,781      108,000  SH        DEFINED      01    108,000
WAL MART STORES INC          COM               931142103    5,230      108,700  SH        DEFINED      01    108,700
XILINX INC                   COM               983919101    6,157      230,000  SH        DEFINED      01    230,000

                                       68                              382,014




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         68
Form 13F Information Table Value Total:         $382,014
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number         Name

     01       28-10099                     Promethean Investment Group, LLC